Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2016:

	Quoted prices	Significant
	In Active	Other	Significant	Balance
	Market for	Observable	Unobservable	as of
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2015
	Rmb	Rmb	Rmb	Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	2,190	—	—	2,190
- Gaming, entertainment and tourist-related	2,635	—	—	2,635
- Property development and investment	5,067	—	—	5,067

	9,892	—	—	9,892

- Equity securities listed in Singapore
-Business management and consultancy, and provision of telecommunications and information technology services (through an associate)	17,155	—	—	17,155

	27,047	—	—	27,047

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	17,786	—	—	17,786

Total	44,833	—	—	44,833

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2016 Rmb
Current Assets:
Trading securities
- Equity securities listed in Hong Kong
- Hotel operations	1,968	—	—	1,968
- Gaming, entertainment and tourist-related	8,809	—	—	8,809
- Property development and investment	7,629	—	—	7,629
- Others	2,051	—	—	2,051

	20,457	—	—	20,457

Available-for-sale securities:
- Equity securities listed in Hong Kong
- Hotel operations	15,983	—	—	15,983

Total	36,440	—	—	36,440